Related party disclosures	12 Months Ended
Mar. 31, 2025
Related Party Disclosures
Related party disclosures

41.	Related party disclosures

Related parties and nature of related party relationship where transactions have taken place:

Nature of relationship	Name of related party

Key Management Personnel	Mr. Dhruv Shringi	Co-founder, CEO and Director
	Mr. Rohan Mittal (till April 10, 2025)	Chief Financial Officer
	Mr. Anuj Kumar Sethi (w.e.f. April 11, 2025)	Principal Financial Officer and Principal Accounting Officer
	Mr. Anuj Kumar Sethi (w.e.f October 18, 2019 till November 15, 2022)	Principal Accounting Officer
	Mr. Murlidhara Lakshmikantha Kadaba	Non-executive Director
	Ms. Neelam Dhawan (till January 20, 2025)	Non-executive Director
	Mr. Roshan Mendis	Non-executive Director
	Mr. Stephen Schifrin	Non-executive Director
	Mr. Michael Kaufman (appointed from July 17, 2022)	Non-executive Director

Entities having significant influence	MAK Capital Fund, LP

Group Companies of entities having significant influence	Terrapin Partners, LLC

Joint Venture Company	Yatra MICE and Holidays Limited (till June 18, 2024) (formerly known as Adventure & Nature Network Private Limited)

During the year, the Group entered into the following transactions, in the ordinary course of business on an arm’s length basis, with related parties:

	March 31,
	2023	2024	2025
Group Companies of entities having significant influence
Entities having significant influence
Loan taken	821,900	-	-
Loan repaid	-	821,900	-
Interest cost	42,838	42,712	-
Bank charges	47,765	-	-
Joint venture company
Recovery of expenses	102	594	-
Loan given	1,000	6,300	-
Interest income	-	460	-

	March 31,
Balances as at (net of allowances)	2024	2025
Joint venture company
Trade receivable */**	530	-
Other financial assets**
Advances	6,300	-

*	Trade receivables includes advance given against the future bookings amounting INR Nil (March 31, 2024: 530). Provision for impairment on trade receivables INR Nil (March 31, 2024: INR Nil). Closing balance of trade receivables (net of allowance) as of March 31, 2025 is INR Nil (March 31, 2024: INR 530), refer to note 26.

**	Provision for impairment on loans to joint venture is INR Nil (March 31, 2024: INR Nil). Cumulative provision for impairment on loans to joint venture as on March 31, 2025 is INR Nil (March 31, 2024: INR 73,719). Closing balance of loans to joint venture (net of allowance) as of March 31, 2025 is INR Nil (March 31, 2024: INR Nil), refer to note 27.

Outstanding balances at the year-end are unsecured and interest free. There have been no guarantees provided or received for any related party receivables or payables.

Compensation of key management personnel of the Group

	2023	2024	2025

Short-term employee benefits	44,749	49,436	51,606
Contributions to defined contribution plans	618	691	721
Bonus	6,765	-	58,551
Directors Sitting fee’s	14,345	14,237	15,100
Share based payment	114,632	181,294	95,563
Total compensation paid to key management personnel	181,109	245,658	221,541

Provision for gratuity and compensated absences has not been considered, since the provisions are based on actuarial valuations for the Group’s entities as a whole.

The amount disclosed in the table are the amounts recognized as an expense during the reporting period related to key management personnel.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)